2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investment Securities
Schedule Of Available For Sale Securities

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2016
U.S. Government sponsored enterprise (GSE) debt securities	$17,365,805	$24,854	$73,331	$17,317,328
Agency mortgage-backed securities (Agency MBS)	13,265,790	3,896	115,458	13,154,228
Other investments	3,221,000	24,947	2,452	3,243,495
	$33,852,595	$53,697	$191,241	$33,715,051

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2015
U.S. GSE debt securities	$12,832,059	$22,523	$22,139	$12,832,443
Agency MBS	10,734,121	0	69,637	10,664,484
Other investments	2,973,000	5,046	4,573	2,973,473
	$26,539,180	$27,569	$96,349	$26,470,400

Schedule Of Held to Maturity Securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2016
States and political subdivisions	$49,886,631	$1,148,369	$0	$51,035,000

December 31, 2015
States and political subdivisions	$43,354,419	$788,581	$0	$44,143,000

Schedule of Maturities of Debt Securities Available for Sale
	Amortized	Fair
	Cost	Value

Due in one year or less	$2,006,027	$2,010,287
Due from one to five years	17,335,778	17,329,503
Due from five to ten years	1,245,000	1,221,033
Mortgage-backed securities	13,265,790	13,154,228
	$33,852,595	$33,715,051

Schedule Of Maturities of Debt Securities Held to Maturity
	Amortized	Fair
	Cost	Value*

Due in one year or less	$25,368,725	$25,369,000
Due from one to five years	4,030,900	4,318,000
Due from five to ten years	4,013,242	4,300,000
Due after ten years	16,473,764	17,048,000
	$49,886,631	$51,035,000

Schedule Of Unrealized Loss
	Less than 12 months
	Number of	Fair	Unrealized
	Debt Securities	Value	Loss
December 31, 2016
U.S. GSE debt securities	4	$5,176,669	$73,331
Agency MBS	15	10,704,717	115,458
Other investments	2	493,548	2,452
	21	$16,374,934	$191,241

December 31, 2015
U.S. GSE debt securities	6	$6,243,373	$22,139
Agency MBS	12	10,664,484	69,637
Other investments	6	1,483,427	4,573
	24	$18,391,284	$96,349